Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35530
Entity Registrant Name	BROOKFIELD RENEWABLE PARTNERS L.P.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	73 Front Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001533232
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Limited Partnership Units
Entity Information [Line Items]
Title of 12(b) Security	Limited Partnership Units
Trading Symbol	BEP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	285,180,371
Class A Preferred Limited Partnership Units, Series 17
Entity Information [Line Items]
Title of 12(b) Security	Class A Preferred Limited Partnership Units, Series 17
Trading Symbol	BEP PR A
Security Exchange Name	NYSE
4.625% Perpetual Subordinated Notes
Entity Information [Line Items]
Title of 12(b) Security	4.625% Perpetual Subordinated Notes
Trading Symbol	BEPH
Security Exchange Name	NYSE
4.875% Perpetual Subordinated Notes
Entity Information [Line Items]
Title of 12(b) Security	4.875% Perpetual Subordinated Notes
Trading Symbol	BEPI
Security Exchange Name	NYSE
7.250% Perpetual Subordinated Notes
Entity Information [Line Items]
Title of 12(b) Security	7.250% Perpetual Subordinated Notes
Trading Symbol	BEPJ
Security Exchange Name	NYSE
Series 7 Preferred Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	7,000,000
Series 13 Preferred Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Series 17 Preferred Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Series 18 Preferred Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	6,000,000
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	73 Front Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Contact Personnel Name	Jane Sheere
City Area Code	441
Local Phone Number	294-3304
Contact Personnel Email Address	enquiries@brookfieldrenewable.com